CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets
Cash and cash equivalents	$ 324,372	¥ 2,101,217	¥ 1,457,722
Restricted cash	52,332	338,997	44,030
Short-term investments	189,326	1,226,415	468,570
Accounts receivable, net	17,483	113,252	8,008
Amounts due from related parties	9,263	60,004	637
Prepayments and other current assets	262,353	1,699,468	575,297
Total current assets	855,129	5,539,353	2,554,264
Non-current assets
Property and equipment, net	22,414	145,190	72,310
Intangible assets, net	110,462	715,548	¥ 3,075
Goodwill	21,083	136,569
Other non-current assets	100,261	649,481	¥ 15,368
Total non-current assets	254,220	1,646,788	90,753
Total assets	1,109,349	7,186,141	2,645,017
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB1,168,078 and RMB3,325,804, as of December 31, 2014 and December 31, 2015, respectively):
Accounts payable	118,452	767,307	¥ 382,705
Amounts due to related parties	4,440	28,762
Salary and welfare payable	22,753	147,389	¥ 78,739
Taxes payable	1,301	8,429	3,884
Advances from customers	188,847	1,223,313	638,828
Accrued expenses and other current liabilities	249,380	1,615,433	109,860
Total current liabilities	585,173	3,790,633	1,214,016
Non-current liabilities	8,920	57,785	22,278
Total liabilities	$ 594,093	¥ 3,848,418	¥ 1,236,294
Commitments and contingencies (Note 17)
Equity
Ordinary shares	$ 28	¥ 181	¥ 121
Additional paid-in capital	846,373	5,482,637	2,298,727
Accumulated other comprehensive income/(loss)	25,784	167,025	(21,081)
Accumulated deficit	(359,446)	(2,328,423)	(869,044)
Total Tuniu Corporation shareholders' equity	512,739	3,321,420	¥ 1,408,723
Noncontrolling interests	2,517	16,303
Total equity	515,256	3,337,723	¥ 1,408,723
Total liabilities and equity	$ 1,109,349	¥ 7,186,141	¥ 2,645,017